S000049025 [Member] Investment Objectives and Goals - iShares International Small-Cap Equity Factor ETF	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INTERNATIONAL SMALL-CAP EQUITY FACTOR ETFTicker: ISCFStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares International Small-Cap Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.